Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Summary of Revenues Disaggregated by Type of Services

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Leased and operated hotels revenues	253,420,676	227,074,041	391,960,031	61,507,082
Franchise and managed hotels revenues	831,340,340	677,480,818	774,359,348	121,513,879
Initial franchise fee	54,930,266	61,051,369	76,263,574	11,967,419
Continuing franchise fees	776,410,074	616,429,449	698,095,774	109,546,460
Others	7,032,119	25,455,237	39,826,579	6,249,659
Total	1,091,793,135	930,010,096	1,206,145,958	189,270,620

Summary of Contract Liabilities

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Advance from customers	34,305,508	39,773,738	6,241,367
Deferred revenue-current	221,314,997	215,147,975	33,761,412
Deferred revenue-non current	361,901,369	314,472,488	49,347,596
Total contract liabilities	617,521,874	569,394,201	89,350,375

Schedule of Components of Deferred Revenue

The deferred revenue balances above, as of December 31, 2020 and 2021 were comprised of the following:

	Years Ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Initial fees received from franchisees owners	280,478,697	248,406,284	38,980,367
Cash received for membership fees and not recognized as revenue	215,009,108	186,976,973	29,340,767
Cash received for prepaid card and sublease	48,137,090	47,604,011	7,470,108
Deferred revenue related to the membership program	39,591,471	46,633,195	7,317,766
Total contract liabilities	583,216,366	529,620,463	83,109,008